FOREIGN CURRENCY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
FOREIGN CURRENCY TRANSACTIONS
FOREIGN CURRENCY TRANSACTIONS

28— FOREIGN CURRENCY TRANSACTIONS

The Company generates a significant percentage of its revenues, and of its operating expenses, in currencies other than the euro. The Company’s operating profitability could be materially adversely affected by large fluctuations in the rate of exchange between the euro and such other currencies. The Company may engage in foreign exchange hedging activities when deemed necessary, but there can be no assurance that hedging activities will be offset by the impact of movements in exchange rates on the Company’s results of operations. As of December 31, 2023, there were no outstanding hedging instruments.